Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets and Goodwill - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Goodwill and other intangible assets, net	$ 20,202	$ 26,582
AiAdvertising Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill and other intangible assets, net	20,202	26,582
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill and other intangible assets, net	20,202	26,582
Domain name [Member] | AiAdvertising Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill and other intangible assets, net	$ 20,202	$ 26,582